Average Annual Total Returns	12 Months Ended	26 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	27.71%	[1],[2],[3]	27.44%	[4],[5],[6]
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.30%			27.26%	[4]
Performance Inception Date				Oct. 30, 2023
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.19%			21.82%	[4]
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.47%			18.62%	[4]
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.94%	16.04%	[1]
Performance Inception Date		Oct. 26, 2023
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.93%	12.33%	[1]
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.85%	10.60%	[1]
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	51.96%			42.10%	[5]
Performance Inception Date				Oct. 30, 2023
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	51.00%			38.01%	[5]
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	30.63%			30.56%	[5]
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.42%			14.71%	[6]
Performance Inception Date				Oct. 30, 2023
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.28%			9.65%	[6]
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.57%			9.14%	[6]
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.66%)	28.10%	[2]
Performance Inception Date		Oct. 26, 2023
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.67%)	20.74%	[2]
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.69%)	18.69%	[2]
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.41%	31.83%	[3]
Performance Inception Date		Oct. 26, 2023
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	26.25%	[3]
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.51%	21.58%	[3]

[1]	The YP Apple Fund commenced operations on October 26, 2023.
[2]	The YP Netflix Fund commenced operations on October 26, 2023.
[3]	The YP Tesla Fund commenced operations on October 26, 2023.
[4]	The YP Amazon Fund commenced operations on October 30, 2023.
[5]	The YP Google Fund commenced operations on October 30, 2023.
[6]	The YP Microsoft Fund commenced operations on October 30, 2023.